Distribution Date:	07/10/26	GS Mortgage Securities Trust 2017-GS8
Determination Date:	07/06/26
Next Distribution Date:	08/12/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-GS8

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	6		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	7		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950	| Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36254KAH5	2.222000%	14,278,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36254KAJ1	3.278000%	72,424,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36254KAK8	3.205000%	270,000,000.00	270,000,000.00	0.00	721,125.00	0.00	0.00	721,125.00	270,000,000.00	33.92%	30.00%
A-4	36254KAL6	3.469000%	311,927,000.00	311,927,000.00	0.00	901,728.97	0.00	0.00	901,728.97	311,927,000.00	33.92%	30.00%
A-AB	36254KAM4	3.313000%	35,645,000.00	5,292,950.13	777,912.33	14,612.95	0.00	0.00	792,525.28	4,515,037.80	33.92%	30.00%
A-BP	36254KAN2	3.837000%	10,000,000.00	10,000,000.00	0.00	31,975.00	0.00	0.00	31,975.00	10,000,000.00	33.92%	30.00%
A-S	36254KAS1	3.752000%	70,152,000.00	70,152,000.00	0.00	219,341.92	0.00	0.00	219,341.92	70,152,000.00	26.14%	23.13%
B	36254KAT9	3.953000%	44,642,000.00	44,642,000.00	0.00	147,058.19	0.00	0.00	147,058.19	44,642,000.00	21.20%	18.75%
C	36254KAU6	4.312866%	56,122,000.00	56,122,000.00	0.00	201,705.54	0.00	0.00	201,705.54	56,122,000.00	14.98%	13.25%
D	36254KAA0	2.700000%	28,979,000.00	28,979,000.00	0.00	65,202.75	0.00	0.00	65,202.75	28,979,000.00	11.77%	10.41%
E-RR	36254KAC6	4.312866%	27,142,000.00	27,142,000.00	0.00	97,549.84	0.00	0.00	97,549.84	27,142,000.00	8.76%	7.75%
F-RR	36254KAD4	4.312866%	26,786,000.00	26,786,000.00	0.00	96,270.35	0.00	0.00	96,270.35	26,786,000.00	5.79%	5.13%
G-RR*	36254KAE2	4.312866%	10,204,000.00	10,204,000.00	0.00	19,095.99	0.00	0.00	19,095.99	10,204,000.00	4.66%	4.13%
H-RR	36254KAF9	4.312866%	42,091,386.00	42,091,386.00	0.00	0.00	0.00	0.00	0.00	42,091,386.00	0.00%	0.00%
R	36254KAG7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,020,392,386.00	903,338,336.13	777,912.33	2,515,666.50	0.00	0.00	3,293,578.83	902,560,423.80

X-A	36254KAP7	0.923353%	774,426,000.00	657,371,950.13	0.00	505,821.96	0.00	0.00	505,821.96	656,594,037.80
X-BP	36254KAQ5	0.475866%	10,000,000.00	10,000,000.00	0.00	3,965.55	0.00	0.00	3,965.55	10,000,000.00
X-B	36254KAR3	0.359866%	44,642,000.00	44,642,000.00	0.00	13,387.61	0.00	0.00	13,387.61	44,642,000.00
X-D	36254KAB8	1.612866%	28,979,000.00	28,979,000.00	0.00	38,949.36	0.00	0.00	38,949.36	28,979,000.00
Notional SubTotal			858,047,000.00	740,992,950.13	0.00	562,124.48	0.00	0.00	562,124.48	740,215,037.80

Deal Distribution Total					777,912.33	3,077,790.98	0.00	0.00	3,855,703.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36254KAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36254KAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36254KAK8	1,000.00000000	0.00000000	2.67083333	0.00000000	0.00000000	0.00000000	0.00000000	2.67083333	1,000.00000000
A-4	36254KAL6	1,000.00000000	0.00000000	2.89083334	0.00000000	0.00000000	0.00000000	0.00000000	2.89083334	1,000.00000000
A-AB	36254KAM4	148.49067555	21.82388357	0.40995792	0.00000000	0.00000000	0.00000000	0.00000000	22.23384149	126.66679198
A-BP	36254KAN2	1,000.00000000	0.00000000	3.19750000	0.00000000	0.00000000	0.00000000	0.00000000	3.19750000	1,000.00000000
A-S	36254KAS1	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
B	36254KAT9	1,000.00000000	0.00000000	3.29416670	0.00000000	0.00000000	0.00000000	0.00000000	3.29416670	1,000.00000000
C	36254KAU6	1,000.00000000	0.00000000	3.59405474	0.00000000	0.00000000	0.00000000	0.00000000	3.59405474	1,000.00000000
D	36254KAA0	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E-RR	36254KAC6	1,000.00000000	0.00000000	3.59405497	0.00000000	0.00000000	0.00000000	0.00000000	3.59405497	1,000.00000000
F-RR	36254KAD4	1,000.00000000	0.00000000	3.59405473	0.00000000	0.00000000	0.00000000	0.00000000	3.59405473	1,000.00000000
G-RR	36254KAE2	1,000.00000000	0.00000000	1.87142199	1.72263328	1.72263328	0.00000000	0.00000000	1.87142199	1,000.00000000
H-RR	36254KAF9	1,000.00000000	0.00000000	0.00000000	3.59405485	23.07884967	0.00000000	0.00000000	0.00000000	1,000.00000000
R	36254KAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36254KAP7	848.85056820	0.00000000	0.65315725	0.00000000	0.00000000	0.00000000	0.00000000	0.65315725	847.84606638
X-BP	36254KAQ5	1,000.00000000	0.00000000	0.39655500	0.00000000	0.00000000	0.00000000	0.00000000	0.39655500	1,000.00000000
X-B	36254KAR3	1,000.00000000	0.00000000	0.29988822	0.00000000	0.00000000	0.00000000	0.00000000	0.29988822	1,000.00000000
X-D	36254KAB8	1,000.00000000	0.00000000	1.34405466	0.00000000	0.00000000	0.00000000	0.00000000	1.34405466	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/26 - 06/30/26	30	0.00	721,125.00	0.00	721,125.00	0.00	0.00	0.00	721,125.00	0.00
A-4	06/01/26 - 06/30/26	30	0.00	901,728.97	0.00	901,728.97	0.00	0.00	0.00	901,728.97	0.00
A-AB	06/01/26 - 06/30/26	30	0.00	14,612.95	0.00	14,612.95	0.00	0.00	0.00	14,612.95	0.00
A-BP	06/01/26 - 06/30/26	30	0.00	31,975.00	0.00	31,975.00	0.00	0.00	0.00	31,975.00	0.00
X-A	06/01/26 - 06/30/26	30	0.00	505,821.96	0.00	505,821.96	0.00	0.00	0.00	505,821.96	0.00
X-BP	06/01/26 - 06/30/26	30	0.00	3,965.55	0.00	3,965.55	0.00	0.00	0.00	3,965.55	0.00
X-B	06/01/26 - 06/30/26	30	0.00	13,387.61	0.00	13,387.61	0.00	0.00	0.00	13,387.61	0.00
A-S	06/01/26 - 06/30/26	30	0.00	219,341.92	0.00	219,341.92	0.00	0.00	0.00	219,341.92	0.00
B	06/01/26 - 06/30/26	30	0.00	147,058.19	0.00	147,058.19	0.00	0.00	0.00	147,058.19	0.00
C	06/01/26 - 06/30/26	30	0.00	201,705.54	0.00	201,705.54	0.00	0.00	0.00	201,705.54	0.00
D	06/01/26 - 06/30/26	30	0.00	65,202.75	0.00	65,202.75	0.00	0.00	0.00	65,202.75	0.00
X-D	06/01/26 - 06/30/26	30	0.00	38,949.36	0.00	38,949.36	0.00	0.00	0.00	38,949.36	0.00
E-RR	06/01/26 - 06/30/26	30	0.00	97,549.84	0.00	97,549.84	0.00	0.00	0.00	97,549.84	0.00
F-RR	06/01/26 - 06/30/26	30	0.00	96,270.35	0.00	96,270.35	0.00	0.00	0.00	96,270.35	0.00
G-RR	06/01/26 - 06/30/26	30	0.00	36,673.74	0.00	36,673.74	17,577.75	0.00	0.00	19,095.99	17,577.75
H-RR	06/01/26 - 06/30/26	30	817,204.94	151,278.75	0.00	151,278.75	151,278.75	0.00	0.00	0.00	971,420.77
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			817,204.94	3,246,647.48	0.00	3,246,647.48	168,856.50	0.00	0.00	3,077,790.98	988,998.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,855,703.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,261,735.26	Master Servicing Fee	7,921.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,693.42
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.39
ARD Interest	0.00	Operating Advisor Fee	1,618.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,261,735.26	Total Fees	15,087.73

Principal		Expenses/Reimbursements
Scheduled Principal	777,912.33	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	140,991.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,864.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	777,912.33	Total Expenses/Reimbursements	168,856.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,077,790.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	777,912.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,855,703.31
Total Funds Collected	4,039,647.59	Total Funds Distributed	4,039,647.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	903,338,336.33	903,338,336.33	Beginning Certificate Balance	903,338,336.13
(-) Scheduled Principal Collections	777,912.33	777,912.33	(-) Principal Distributions	777,912.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	902,560,424.00	902,560,424.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	903,338,336.33	903,338,336.33	Ending Certificate Balance	902,560,423.80
Ending Actual Collateral Balance	902,560,424.00	902,560,424.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP	Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP
10,000,000 or less	8	52,176,078.56	5.78%	15	4.5416	1.989053	1.30 or less	5	76,934,224.11	8.52%	14	4.6282	0.744935
10,000,001 to 20,000,000	10	151,291,063.42	16.76%	15	4.7154	2.453114	1.31 to 1.40	1	14,542,788.07	1.61%	16	4.6590	1.372400
20,000,001 to 30,000,000	2	48,859,870.30	5.41%	15	4.5167	2.606675	1.41 to 1.50	3	58,201,605.37	6.45%	14	4.6059	1.455468
30,000,001 to 40,000,000	7	242,791,631.31	26.90%	13	4.4564	1.801887	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	2	91,500,000.00	10.14%	11	3.7650	2.752688	1.61 to 2.00	10	229,484,644.33	25.43%	13	4.5612	1.806168
50,000,001 to 70,000,000	2	123,429,179.18	13.68%	16	4.3760	2.359003	2.01 to 2.40	4	142,814,560.89	15.82%	16	3.8926	2.133829
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 to 3.00	6	234,670,000.00	26.00%	13	4.0986	2.744817
80,000,001 or greater	1	100,000,000.00	11.08%	16	3.6045	2.139700	3.01 or greater	3	53,400,000.00	5.92%	15	4.5269	5.083049
Totals	35	902,560,424.00	100.00%	14	4.3327	2.181108	Totals	35	902,560,424.00	100.00%	14	4.3327	2.181108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP
							Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP
Alabama	1	2,022,832.22	0.22%	15	4.3790	2.717531
							Industrial	3	28,400,000.00	3.15%	15	4.3590	3.259500
Arizona	2	31,028,972.72	3.44%	16	4.7722	1.324688
							Lodging	4	89,388,490.15	9.90%	12	4.7455	2.868624
California	10	265,909,597.36	29.46%	13	4.2659	2.378528
							Mixed Use	3	84,153,777.06	9.32%	11	4.1664	1.548190
Colorado	3	17,040,322.62	1.89%	15	4.6843	1.819873
							Multi-Family	1	13,947,096.01	1.55%	13	4.9720	1.219100
Florida	2	5,410,466.91	0.60%	15	4.3790	3.450806
							Office	9	281,770,000.00	31.22%	14	3.9453	2.435700
Indiana	2	11,236,238.88	1.24%	15	4.3044	2.108457
							Retail	29	251,568,553.96	27.87%	15	4.5095	2.113279
Kansas	1	2,559,004.62	0.28%	15	4.3790	3.840200
							Self Storage	9	60,819,905.59	6.74%	16	4.6701	1.931155
Mexico	1	15,000,000.00	1.66%	16	4.9435	9.364200
							Totals	61	902,560,424.00	100.00%	14	4.3327	2.181108
Minnesota	5	28,553,307.86	3.16%	14	4.7257	2.047736

Nevada	1	5,170,000.00	0.57%	15	4.3898	2.437700

New Jersey	3	23,855,817.98	2.64%	16	4.7022	1.895876

New York	5	211,520,000.00	23.44%	13	3.9243	1.885986

Ohio	2	19,364,150.16	2.15%	11	4.6467	1.705749

Pennsylvania	5	48,207,347.79	5.34%	16	4.5377	1.882480

South Carolina	1	2,851,462.29	0.32%	15	4.3790	3.840200

Tennessee	2	10,013,505.31	1.11%	15	4.6219	1.642982

Texas	5	33,303,636.33	3.69%	15	4.5980	2.476395

Utah	2	11,633,206.77	1.29%	15	4.3655	3.446851

Virginia	2	11,909,384.13	1.32%	16	4.6810	2.064800

Washington	1	32,938,568.82	3.65%	16	4.6480	1.472000

West Virginia	1	9,960,000.00	1.10%	15	4.3590	3.259500

Wisconsin	1	10,560,000.00	1.17%	15	4.3590	3.259500

Totals	61	902,560,424.00	100.00%	14	4.3327	2.181108

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP	Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP
	3.750% or less	2	147,500,000.00	16.34%	15	3.5999	2.352790	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	44,000,000.00	4.88%	10	3.9539	2.700101	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	30,500,000.00	3.38%	13	4.1685	2.822000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	336,283,773.10	37.26%	15	4.3811	2.166578	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	195,627,237.91	21.67%	14	4.6856	1.655370	49 months or greater	32	810,047,822.77	89.75%	14	4.3184	2.218105
	4.751% or greater	5	56,136,811.76	6.22%	15	4.9183	3.428024	Totals	35	902,560,424.00	100.00%	14	4.3327	2.181108
	Totals	35	902,560,424.00	100.00%	14	4.3327	2.181108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP	Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP
	59 months or less	32	810,047,822.77	89.75%	14	4.3184	2.218105	Interest Only	13	468,890,000.00	51.95%	14	4.0883	2.614881
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	4,299,754.04	0.48%	16	4.8830	1.620900
	Totals	35	902,560,424.00	100.00%	14	4.3327	2.181108	241 months or greater	18	336,858,068.73	37.32%	14	4.6315	1.673434
								Totals	35	902,560,424.00	100.00%	14	4.3327	2.181108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	92,512,601.23	10.25%	13	4.4576	NAP			No outstanding loans in this group
Underwriter's Information		4	131,950,167.29	14.62%	11	4.3307	2.361702
	12 months or less	27	578,097,655.48	64.05%	15	4.4391	2.198891
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	1	100,000,000.00	11.08%	16	3.6045	2.139700
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	902,560,424.00	100.00%	14	4.3327	2.181108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	309071001	OF	New York	NY	Actual/360	3.605%	300,378.55	0.00	0.00	N/A	11/06/27	--	100,000,000.00	100,000,000.00	11/06/25
2	301271509	LO	Anaheim	CA	Actual/360	4.596%	258,514.66	143,723.53	0.00	N/A	08/06/27	05/06/27	67,497,299.47	67,353,575.94	07/06/26
3	301271547	OF	Various	CA	Actual/360	4.332%	252,729.17	0.00	0.00	N/A	11/06/27	--	70,000,000.00	70,000,000.00	07/06/26
4	301271530	RT	Various	Various	Actual/360	4.433%	197,704.49	88,841.41	0.00	N/A	10/06/27	--	53,518,020.59	53,429,179.18	07/06/26
6	301271527	RT	Various	Various	Actual/360	4.379%	36,491.67	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	06/06/26
6A	301271566	RT	Various	Various	Actual/360	4.379%	136,843.75	0.00	0.00	N/A	10/06/27	--	37,500,000.00	37,500,000.00	06/06/26
7	301271515	OF	Loma Linda	CA	Actual/360	3.590%	142,104.17	0.00	0.00	N/A	07/06/27	--	47,500,000.00	47,500,000.00	07/06/26
8	309130008	MU	New York	NY	Actual/360	3.954%	144,978.07	0.00	0.00	N/A	05/06/27	--	44,000,000.00	44,000,000.00	07/06/26
9	301271554	RT	Costa Mesa	CA	Actual/360	4.463%	138,548.07	69,553.74	0.00	N/A	11/06/27	--	37,252,448.94	37,182,895.20	07/06/26
10	300771188	LO	Palo Alto	CA	Actual/360	4.736%	146,861.89	61,459.63	0.00	N/A	02/06/27	--	37,211,626.92	37,150,167.29	07/06/26
11	301271542	LO	Seattle	WA	Actual/360	4.648%	127,785.97	52,644.96	0.00	N/A	11/06/27	--	32,991,213.78	32,938,568.82	07/06/26
12	301271512	OF	Uniondale	NY	Actual/360	4.450%	125,230.42	0.00	0.00	N/A	06/06/27	--	33,770,000.00	33,770,000.00	07/06/26
13	301271517	MU	New York	NY	Actual/360	4.307%	121,134.38	0.00	0.00	N/A	07/06/27	--	33,750,000.00	33,750,000.00	03/06/26
14	301271516	OF	San Diego	CA	Actual/360	4.168%	105,949.38	0.00	0.00	N/A	08/06/27	--	30,500,000.00	30,500,000.00	07/06/26
15	301271528	IN	Various	Various	Actual/360	4.359%	103,163.00	0.00	0.00	N/A	10/06/27	--	28,400,000.00	28,400,000.00	07/06/26
17	301271525	RT	Waxahachie	TX	Actual/360	4.736%	80,867.62	32,400.66	0.00	N/A	10/06/27	--	20,492,270.96	20,459,870.30	07/06/26
18	301271551	SS	Various	PA	Actual/360	4.621%	74,933.31	31,187.07	0.00	N/A	11/06/27	--	19,458,986.09	19,427,799.02	07/06/26
19	301271514	RT	Boardman	OH	Actual/360	4.681%	67,201.49	34,221.93	0.00	N/A	06/06/27	--	17,229,311.03	17,195,089.10	07/06/26
20	301271550	SS	Various	Various	Actual/360	4.681%	68,784.04	27,987.79	0.00	N/A	11/06/27	--	17,633,164.55	17,605,176.76	07/06/26
21	301271548	RT	Tucson	AZ	Actual/360	4.872%	67,044.03	27,122.62	0.00	N/A	11/06/27	--	16,513,307.27	16,486,184.65	07/06/26
22	301271507	MF	Minneapolis	MN	Actual/360	4.972%	57,913.34	30,380.09	0.00	N/A	08/06/27	--	13,977,476.10	13,947,096.01	07/06/26
23	301271549	RT	Gilbert	AZ	Actual/360	4.659%	56,558.43	24,739.35	0.00	N/A	11/06/27	--	14,567,527.42	14,542,788.07	07/06/26
24	301271564	LO	Cabo San Lucas	MX	Actual/360	4.944%	61,793.75	0.00	0.00	N/A	11/06/27	--	15,000,000.00	15,000,000.00	07/06/26
25	301271521	OF	San Diego	CA	Actual/360	4.000%	47,500.00	0.00	0.00	N/A	09/06/27	06/06/27	14,250,000.00	14,250,000.00	07/06/26
26	301271533	SS	North Bergen	NJ	Actual/360	4.723%	46,842.91	22,843.95	0.00	N/A	11/06/27	--	11,900,389.63	11,877,545.68	07/06/26
27	301271508	RT	Riverside	CA	Actual/360	4.309%	47,758.08	0.00	0.00	N/A	08/06/27	--	13,300,000.00	13,300,000.00	07/06/26
28	301271552	SS	Various	VA	Actual/360	4.681%	46,530.38	18,932.92	0.00	N/A	11/06/27	--	11,928,317.05	11,909,384.13	07/06/26
29	301271513	RT	Las Vegas	NV	Actual/360	4.201%	38,270.72	22,863.72	0.00	N/A	09/06/27	06/06/27	10,931,889.01	10,909,025.29	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	301271523	RT	Evansville	IN	Actual/360	4.275%	28,810.60	19,050.21	0.00	N/A	10/06/27	--	8,086,997.66	8,067,947.45	07/06/26
31	301271529	RT	Colorado Springs	CO	Actual/360	4.688%	24,847.91	13,218.97	0.00	N/A	10/06/27	--	6,360,385.36	6,347,166.39	07/06/26
32	301271553	MU	Denver	CO	Actual/360	4.885%	26,117.68	12,029.03	0.00	N/A	11/06/27	--	6,415,806.09	6,403,777.06	07/06/26
33	301271532	RT	St. Cloud	MN	Actual/360	4.643%	23,925.41	9,924.37	0.00	N/A	10/06/27	--	6,183,606.72	6,173,682.35	07/06/26
34	301271522	RT	Cleveland	TN	Actual/360	4.426%	21,114.37	11,533.07	0.00	N/A	10/06/27	--	5,725,284.34	5,713,751.27	07/06/26
35	301271561	LO	Nashville	TN	Actual/360	4.883%	17,591.04	23,253.31	0.00	N/A	11/06/27	--	4,323,007.35	4,299,754.04	07/06/26
36	301271524	RT	Henderson	NV	Actual/360	4.390%	18,912.51	0.00	0.00	N/A	10/06/27	--	5,170,000.00	5,170,000.00	07/06/26
Totals							3,261,735.26	777,912.33	0.00				903,338,336.33	902,560,424.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	8,491,118.00	01/01/25	09/30/25	03/06/26	34,609,940.00	543,039.14	195,420.04	1,877,493.61	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	8,110,353.40	2,165,374.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,637,355.00	1,659,339.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	34,652,563.24	0.00	--	--	--	0.00	0.00	36,450.00	36,450.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	136,687.50	136,687.50	0.00	0.00
7	13,202,907.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,154,497.20	1,292,186.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,920,014.44	3,558,721.06	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	21,344,359.85	4,689,310.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	766,123.34	0.00	--	--	12/08/25	10,359,620.57	37,139.24	83,586.76	454,902.04	0.00	0.00
14	8,563,127.00	2,168,619.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	11,390,617.00	2,847,655.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,930,602.37	608,113.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,698,328.55	601,315.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,037,059.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,407,859.99	597,537.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,387,857.03	377,382.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,319,224.05	330,971.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,400,002.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	20,875,609.09	21,114,918.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,297,269.39	369,955.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,735,770.89	410,586.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,032,201.89	218,240.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	977,744.66	145,928.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	502,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	721,801.72	177,978.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	704,655.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	779,075.29	884,776.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	584,763.45	147,411.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	157,133,863.41	52,857,439.78				44,969,560.57	580,178.38	452,144.30	2,505,533.15	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/10/26	0	0.00	0	0.00	2	133,750,000.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332662%	4.275578%	14
06/12/26	0	0.00	1	33,750,000.00	1	100,000,000.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.332908%	4.275850%	15
05/12/26	0	0.00	1	33,750,000.00	1	100,000,000.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333136%	4.276102%	16
04/10/26	0	0.00	1	33,750,000.00	1	100,000,000.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333380%	4.276372%	17
03/12/26	0	0.00	1	33,750,000.00	1	100,000,000.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333606%	4.276620%	18
02/12/26	1	33,750,000.00	1	100,000,000.00	0	0.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333881%	4.276925%	19
01/12/26	2	133,750,000.00	0	0.00	0	0.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334104%	4.277171%	20
12/12/25	1	33,750,000.00	0	0.00	0	0.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334325%	4.277415%	21
11/13/25	0	0.00	0	0.00	1	33,750,000.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334562%	4.277678%	22
10/10/25	0	0.00	1	33,750,000.00	0	0.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334781%	4.277919%	23
09/12/25	0	0.00	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335016%	4.278178%	24
08/12/25	1	33,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.335232%	4.278417%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	309071001	11/06/25	7	6	195,420.04	1,877,493.61	0.00	100,000,000.00	09/13/24	2
6	301271527	06/06/26	0	A	36,450.00	36,450.00	0.00	10,000,000.00
6A	301271566	06/06/26	0	A	136,687.50	136,687.50	0.00	37,500,000.00
13	301271517	03/06/26	3	3	83,586.76	454,902.04	0.00	33,750,000.00	02/15/24	2		02/14/25
Totals					452,144.30	2,505,533.15	0.00	181,250,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		305,877,858	272,127,858	0		33,750,000
13 - 24 Months		596,682,566	496,682,566	100,000,000		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	902,560,424	768,810,424	0	0	100,000,000	33,750,000
Jun-26	903,338,336	769,588,336	0	0	100,000,000	33,750,000
May-26	904,059,488	770,309,488	0	0	100,000,000	33,750,000
Apr-26	904,831,653	771,081,653	0	0	100,000,000	33,750,000
Mar-26	905,546,889	771,796,889	0	0	100,000,000	33,750,000
Feb-26	906,421,509	772,671,509	0	100,000,000	0	33,750,000
Jan-26	907,130,447	773,380,447	100,000,000	0	0	33,750,000
Dec-25	907,836,576	874,086,576	0	0	0	33,750,000
Nov-25	908,594,258	874,844,258	0	0	0	33,750,000
Oct-25	909,294,588	875,544,588	0	0	0	33,750,000
Sep-25	910,046,680	876,296,680	0	33,750,000	0	0
Aug-25	910,741,257	876,991,257	33,750,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	309071001	100,000,000.00	100,000,000.00	458,000,000.00	01/20/26	73,507,376.10	2.13970	12/31/23	11/06/27	I/O
13	301271517	33,750,000.00	33,750,000.00	85,000,000.00	11/01/25	625,560.34	0.13700	12/31/25	07/06/27	I/O
Totals		133,750,000.00	133,750,000.00	543,000,000.00		74,132,936.44

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	309071001	OF	NY	09/13/24	2

Subject is a $940,000,000 note that is secured by a senior lien against a 49-story, 1,825,058 square foot, Class A multi-tenant office property located at 825 Eight Avenue in New York City. Collateral also includes 254,554 square feet of amenity space (restaurant, retail, theater and parking garage). Capital stack includes mezzanine debt. The mezzanine debt was reportedly sold to an investor who accelerated the balance due and scheduled a UCC sale for January 15, 2026.

Waterfall was insufficient to pay the January 2026 tax bill and the December 2025 note payment. Demand for these payments was made but Borrower has not responded to date. Lender accelerated the subject note and filed for foreclosure.

A receiver was appointed and is in possession of the collateral. The property manager is being changed to C&W effective 7/1/26. Discussing a potential receivership sale of the collateral with the Borrower.

13	301271517	MU	NY	02/15/24	2
Receiver remains in place and foreclosure litigation is ongoing. Court issued order on 6/22/26 concluding discovery on 8/28/26. Property's sole tenant remains TD Bank (3,915 SF; 11/30/27 exp.).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	301271509	76,375,799.73	4.59600%	76,375,799.73	4.59600%	10	05/06/20	05/06/20	06/08/20
2	301271509	0.00	4.59600%	0.00	4.59600%	10	06/08/20	05/06/20	05/06/20
5	301271540	50,000,000.00	4.59850%	50,000,000.00	4.59850%	10	05/29/20	06/06/20	08/06/20
5	301271540	0.00	4.59850%	0.00	4.59850%	10	08/06/20	06/06/20	05/29/20
9	301271554	41,250,000.00	4.46300%	41,250,000.00	4.46300%	10	04/06/20	04/06/20	06/08/20
9	301271554	0.00	4.46300%	0.00	4.46300%	10	06/08/20	04/06/20	04/06/20
11	301271542	35,000,000.00	4.64800%	35,000,000.00	4.64800%	10	12/28/20	04/06/20	02/08/21
11	301271542	0.00	4.64800%	0.00	4.64800%	10	02/08/21	04/06/20	12/28/20
Totals		167,625,799.73		167,625,799.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	20,833.33	0.00	0.00	103,852.68	0.00	0.00	0.00	0.00	0.00	(0.03)
13	0.00	0.00	7,031.25	0.00	0.00	37,139.24	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,864.58	0.00	0.00	140,991.92	0.00	0.00	0.00	0.00	0.00	(0.03)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		168,856.47

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27